Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Changes in Company's Accrued Product Warranty Costs
The table below presents the changes in the Company’s accrued product warranty costs.

	Year Ended December 31,
	2017	2016
	(in millions)
Accrued product warranty costs(1):
Balance at January 1	$109	$105
Acquisitions during this period	3	3
Accruals for product warranties issued during the period	52	51
Foreign currency translation adjustments	1	(1)
Settlements made during the period	(66)	(49)
Balance at December 31	$99	$109
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(1)
Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.